SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	781,952		1,581,492		797,241
Number of outstanding shares	2,146,624	[1]	2,398,135	[1]	1,585,560	[1]	1,712,996
PSU’s [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares	717,148		736,014		559,184
MSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares	535,809
Performance shares units outstanding			649,249
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years
Awards granted	780,000		1,580,000
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years
Vesting percentage	33.00%		33.00%
Non-option equity awards granted	73,000		78,000
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years
Vesting percentage	33.00%		33.00%
Non-option equity awards granted	132,000		176,000
2013 Plan [Member] | Chief Executive Officer [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 12,000		$ 16,500
2013 Plan [Member] | Chief Executive Officer [Member] | MSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years
Vesting percentage	33.00%		33.00%
Non-option equity awards granted	44,000		256,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years		3 years
Vesting percentage	33.00%		33.00%
Non-option equity awards granted	6,300		7,400
Compensation cost	$ 300		$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years		2 years
Non-option equity awards granted	4,200		4,900
Compensation cost	$ 200		$ 200
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Stock Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%		50.00%

[1]	Include (i) 717,148, 736,014 and 559,184 PSUs as of December 31, 2025, 2024 and 2023, respectively and (ii) 535,809 and 649,249 MSUs as of December 31, 2025 and 2024, respectively.